N-4	Jun. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
JP Morgan Multi-Asset Choice New York | NewYorkLifeInvestmentsVPFundsTrustNYLIVPFloatingRatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class
JP Morgan Multi-Asset Choice New York | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayHighYieldCorporateBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class
JP Morgan Multi-Asset Choice New York | NewYorkLifeInvestmentsVPFundsTrustNYLIVPWinslowLargeCapGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class
JP Morgan Multi-Asset Choice | NewYorkLifeInvestmentsVPFundsTrustNYLIVPFloatingRatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class
JP Morgan Multi-Asset Choice | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayHighYieldCorporateBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class
JP Morgan Multi-Asset Choice | NewYorkLifeInvestmentsVPFundsTrustNYLIVPWinslowLargeCapGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class